SHARE BASED PAYMENTS - Schedule of Stock Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding as of December 31, 2019	5,866,028
Granted	5,500,000
Exercised	0
Forfeited	(52,500)
Expired	(1,430,088)
Options outstanding as of December 31, 2019	9,883,440	5,866,028
Options vested and expected to vest as of December 31, 2019	9,883,440
Options exercisable as of December 31, 2019	5,715,940
Weighted average exercise price per option
Outstanding as of January 1, 2019	$ 1.15
Granted	0.24
Exercised	0.00
Forfeited	0.24
Expired	1.03
Outstanding as of December 31, 2019	0.66	$ 1.15
Options vested and expected to vest as of December 31, 2019	0.66
Options exercisable as of December 31, 2019	0.96
Weighted average grant-date fair value
Outstanding as of January 1, 2019	1.05
Granted	0.24
Exercised	0.00
Forfeited	0.24
Expired	1.03
Outstanding as of December 31, 2019	0.61	$ 1.05
Options vested and expected to vest as of December 31, 2019	0.61
Options exercisable as of December 31, 2019	$ 0.96
Weighted average remaining contractual terms
Outstanding	2 years 7 months 24 days	0 years
Options vested and expected to vest as of December 31, 2019	2 years 7 months 24 days
Options exercisable as of December 31, 2019	1 year 8 months 5 days
Aggregate intrinsic value
Outstanding	$ 3,324,000	$ 0
Options vested and expected to vest as of December 31, 2019	3,324,000
Options exercisable as of December 31, 2019	$ 188,000